Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other financial income	€ 5,160	€ 5,682	€ 6,158
Total	39,277	43,076	48,422
Subtotal	1,573
Financial expenses on lease liabilities (see Note 20)	(246)	(179)
Subtotal	(2,028)	(2,417)	(2,795)
Increase (reduction) to finance income due to decisions with tax authorities		85
Telefonica de Argentina, SA
Disclosure of financial assets [line items]
Impact of hyperinflation on net monetary position on financial income	25	43	42
Derivative instruments
Disclosure of financial assets [line items]
Interest income	191	185	291
Dividends received	14	12	15
Other financial income	174	159	120
Total	379	356	426
Changes in fair value of asset derivatives at fair value through profit or loss	132	255	353
Changes in fair value of liability derivatives at fair value through profit or loss	(24)	(507)	(376)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	0	(3)	(3)
(Loss)/Gain on fair value hedges	(517)	563	604
Gain/(loss) on adjustment to items hedged by fair value hedges	527	(525)	(540)
Subtotal	118	(217)	38
Interest expenses	(1,290)	(1,320)	(1,690)
Financial expenses on lease liabilities (see Note 20)	(274)	(193)	(213)
Ineffective portion of cash flow hedges	(41)	45	(20)
Accretion of provisions and other liabilities	(169)	(280)	(334)
Other financial expenses	(137)	(131)	(160)
Subtotal	(1,911)	(1,879)	(2,417)
Net finance costs excluding foreign exchange differences and hyperinflation adjustments	(1,414)	€ (1,740)	€ (1,953)
Derivative instruments | Telefónica Brazil
Disclosure of financial assets [line items]
Other financial income	€ 90